Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Opening balance	$ (5,918)	$ (625)
Recognized in the statement of income for the period	1,485	1,989
Recognized in shareholders’ equity	(2,380)	(2,571)
Translation adjustment	(671)	(29)
Use of tax loss carryforwards		1,137
Others	25	4
Closing balance	$ (10,429)	$ (6,347)